Note 8 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2023 USD ($)
2024	$ 28,150,000
2025	34,750,000
2026	21,750,000
2027	7,600,000
2028 and thereafter	40,580,000
Total	$ 132,830,000